Income Taxes - Summary of Reconciliation of Theoretical Income Tax Based on the Russian Statutory Income Tax Rate and Actual Tax (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before income tax	₽ (57,162)	₽ (56,777)	₽ (22,034)
Income tax benefit calculated at Russia's statutory tax rate 20%	11,432	11,355	4,407
Effect of unrecognized tax assets	(8,976)	(10,227)	(3,669)
Effect of non-deductible expenses in determining taxable profit	(3,520)	(827)	(438)
Effect of tax provision	(582)	0	0
Effect of foreign exchange gain/(loss) that is exempt from taxation	1,307	58	(255)
Effect of tax rates in foreign jurisdiction	(686)	(361)	(275)
Income tax expense	₽ (1,025)	₽ (2)	₽ (230)